Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Compensation of Directors and Other Key Management Personnel

The remuneration of the Company’s directors and other key management personnel during the years ended December 31 are as follows:

	2017	2016
Short-term employee benefits (1)	$9	$8
Post-employment benefits	1	1
Termination benefits	4	6
Share-based compensation	6	6

	$20	$21

(1)	Short-term employee benefits include salaries, bonuses payable within twelve months of the balance sheet date and other annual employee benefits.